Note 30 - Related Parties - Outstanding Balances and Transactions (Details) - USD ($)	5 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2016	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Related party receivables			$ 1,267,000	$ 2,945,000
Accounts receivable from 360 Mobile Security Limited [member]
Statement Line Items [Line Items]
Related party receivables			770,000
Technology and other revenue from Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Transactions with related parties			10,899,000	2,829,000
Distribution prepayment from 360 Mobile Security Limited [member]
Statement Line Items [Line Items]
Related party receivables			10,420,000
Related party payables				(3,279,000)
Technology, other, and advertising revenue from Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Transactions with related parties			4,369,000
Other payables to Bejing Kunlun Tech [member]
Statement Line Items [Line Items]
Related party payables			(169,000)	(123,000)
Technology, other, and advertising revenue from 360 Mobile Security Limited [member]
Statement Line Items [Line Items]
Transactions with related parties			3,069,000
Revenue share liability to nHorizon Innovation [member]
Statement Line Items [Line Items]
Related party payables				(150,000)
Advertising revenue from Kunlun Global International [member]
Statement Line Items [Line Items]
Transactions with related parties			68,000
Professional service receivable from nHorizon Innovation [member]
Statement Line Items [Line Items]
Related party receivables				239,000
Technology and other revenue from nHorizon Innovation [member]
Statement Line Items [Line Items]
Transactions with related parties	315,000	2,238,000	(18,000)	387,000
Professional service payable to nHorizon Innovation [member]
Statement Line Items [Line Items]
Related party payables			(979,000)	(480,000)
Investment to Starmaker Interactive [member]
Statement Line Items [Line Items]
Transactions with related parties			(30,000,000)
Loans receivable from Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Related party receivables			1,779,000	631,000
Marketing and distribution expense to 360 Mobile Security Limited [member]
Statement Line Items [Line Items]
Transactions with related parties	(5,193,000)	(4,457,000)	(7,522,000)	(8,416,000)
Trade receivable from Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Related party receivables			4,271,000	2,829,000
Office facilities expense to Beijing Kunlun Tech [member]
Statement Line Items [Line Items]
Transactions with related parties	(233,000)		(1,072,000)	(1,425,000)
Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Related party payables			(455)
Professional services expense to Kunlun AI [member]
Statement Line Items [Line Items]
Transactions with related parties	(100,000)	(600,000)
Loans receivable from Powerbets Holding Limited [member]
Statement Line Items [Line Items]
Related party receivables			2,567,000	200,000
Cost of revenue to nHorizon Innovation [member]
Statement Line Items [Line Items]
Transactions with related parties			(45,000)	(72,000)
Trade receivable from Powerbets Holding Limited [member]
Statement Line Items [Line Items]
Related party receivables			4,369,000
Professional services to nHorizon [member]
Statement Line Items [Line Items]
Transactions with related parties		(1,107,000)	(941,000)	(513,000)
Loan receivable from Starmaker Interactive [member]
Statement Line Items [Line Items]
Related party receivables				516,000
Professional services to Starmaker Interactive [member]
Statement Line Items [Line Items]
Transactions with related parties			175,000	16,000
Aqcuisition cost to Opay Digital Services Limited [member]
Statement Line Items [Line Items]
Transactions with related parties			(9,500,000)
Investment to Opay Digital Services Limited (HK) [member]
Statement Line Items [Line Items]
Transactions with related parties				(4,969,000)
License fee (cost of revenue) to Opay Digital Services Limited (HK) [member]
Statement Line Items [Line Items]
Transactions with related parties			(455,000)
Investment to nHorizon Innovation (Beijing) Software Ltd [member]
Statement Line Items [Line Items]
Transactions with related parties	(1,314,000)			(770,000)
Investment to Powerbets Holdings Limited [member]
Statement Line Items [Line Items]
Transactions with related parties				$ (310,000)